Post-employment benefits - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.30%	5.00%
Rate of compensation increase	3.60%	3.90%
Rate of price inflation	2.70%	2.80%
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.60%	5.50%
Rate of price inflation	3.00%	3.10%
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	4.20%
Rate of compensation increase	3.60%	3.90%
Rate of price inflation	2.10%	2.10%